Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.5%
Security	Principal Amount (000's omitted)	Value
Education — 9.3%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.321%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$1,000	$ 992,676
Bethlehem Area School District Authority, PA, 3.251%, (67% of SOFR + 0.35%), 1/1/32(1)	2,300	2,289,318
California Educational Facilities Authority, (Stanford University), 5.00% to 3/1/32 (Put Date), 3/1/55	725	807,816
Connecticut Health and Educational Facilities Authority, (Yale University), 2.95% to 7/1/27 (Put Date), 7/1/49	1,250	1,242,636
Massachusetts Development Finance Agency, (Harvard University), 5.00% to 5/13/32 (Put Date), 5/15/55	1,000	1,098,554
		$ 6,431,000
Electric Utilities — 7.7%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.60% to 2/1/30 (Put Date), 11/1/45	$1,125	$ 1,116,424
Foley Utilities Board, AL:
5.00%, 11/1/30	655	704,150
5.00%, 11/1/31	900	976,227
Fremont, NE, Combined Utilities Revenue, 1.75%, 7/15/33	1,600	1,251,978
Seattle, WA, Municipal Light and Power Revenue, 3.87%, (SIFMA + 0.25%), 5/1/45(1)	500	493,893
Southeast Energy Authority, AL, 5.25% to 1/1/33 (Put Date), 3/1/55	750	791,699
		$ 5,334,371
General Obligations — 30.0%
Amherst, NY, 3.00%, 11/1/31	$500	$ 468,899
Bexar County, TX, 3.00%, 6/15/30	2,300	2,230,861
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/32	100	76,749
Columbia School District, MO, 2.10%, 3/1/27	500	483,482
Connecticut, 5.00%, 12/1/30(2)	500	547,126
David Douglas School District No. 40, OR:
0.00%, 6/15/26	525	505,173
0.00%, 6/15/27	135	125,230
0.00%, 6/15/28	310	277,096
0.00%, 6/15/30	155	128,080
Eugene School District No. 4J, OR, Lane County, 3.00%, 6/15/34	1,000	921,490
Forest Lake, MN, 2.15%, 2/1/27	300	291,485
Frisco, TX, 2.00%, 2/15/33	65	55,360
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	$1,000	$ 973,628
Lewisville, TX, 2.75%, 2/15/33	680	625,832
Lockhart Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/33	155	155,161
Loudoun County, VA, 1.625%, 12/1/34	1,000	769,984
Metro, OR, 5.00%, 6/1/27	750	781,438
New York, NY, 5.00%, 10/1/35	1,000	1,026,488
North Carolina:
2.00%, 6/1/33	1,365	1,169,407
3.00%, 6/1/31	2,500	2,403,984
Oregon, 5.00%, 5/15/34(2)	1,500	1,592,855
Pennsylvania, 4.00%, 5/1/32	500	512,548
Rutherford County, TN, 1.50%, 4/1/33	1,500	1,193,495
Sheldon Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/32	200	191,883
Somerville, MA, 1.75%, 10/15/33	3,000	2,421,953
Spring-Ford Area School District, PA:
5.00%, 4/1/27	280	290,466
5.00%, 4/1/30	135	146,017
Umatilla School District No. 6R, OR:
0.00%, 6/15/25	70	69,678
0.00%, 6/15/26	20	19,253
0.00%, 6/15/27	150	139,260
Washington County School District No. 13 Banks, OR, 0.00%, 6/15/32	175	131,540
		$20,725,901
Hospital — 4.5%
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/30	$250	$ 266,503
5.00%, 11/1/31	210	225,578
5.00%, 11/1/32	275	296,507
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00% to 7/1/29 (Put Date), 7/1/49	500	527,393
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), (LOC: TD Bank, N.A.), 2.80%, 10/1/45(3)	700	700,000
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University Medical Center), 5.00%, 7/1/28	1,000	1,047,064

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 5.00%, 8/15/25	$30	$ 30,083
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	35,297
		$ 3,128,425
Housing — 10.2%
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	$420	$ 435,346
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	805	843,709
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	650	683,117
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 3/1/55	990	1,068,188
Pennsylvania Housing Finance Agency, SFMR, 2.10%, 4/1/28	115	109,733
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	980	1,060,222
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	910	949,535
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	1,760	1,875,190
		$ 7,025,040
Industrial Development Revenue — 1.1%
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	$800	$ 787,049
		$ 787,049
Insured - General Obligations — 2.6%
Clifton, NJ, (BAM), 2.00%, 8/15/33	$1,000	$ 812,473
Rancho Santiago Community College District, CA, (Election of 2002), (AGM), 0.00%, 9/1/28	1,110	995,360
		$ 1,807,833
Insured - Lease Revenue/Certificates of Participation — 0.3%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	$180	$ 180,240
		$ 180,240
Lease Revenue/Certificates of Participation — 0.4%
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	$250	$ 249,168
		$ 249,168
Security	Principal Amount (000's omitted)	Value
Other Revenue — 7.8%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	$840	$ 830,922
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 3.25%, 8/1/29	395	393,195
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/27	155	156,651
5.00%, 12/1/28	270	272,781
5.00%, 12/1/29	600	605,763
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	2,000	2,085,437
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue, 5.00% to 11/1/30 (Put Date), 6/1/54	1,000	1,048,084
		$ 5,392,833
Senior Living/Life Care — 7.4%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/25	$60	$ 60,143
5.00%, 11/15/29	830	833,534
California Municipal Finance Authority, (PRS California Obligated Group):
5.00%, 4/1/26	450	455,144
5.00%, 4/1/27	365	374,961
5.00%, 4/1/30	200	212,421
Lancaster Municipal Authority, PA, (Garden Spot Village), 5.00%, 5/1/30	200	209,572
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/27	760	773,014
5.00%, 2/1/28	950	973,480
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34	1,000	1,037,003
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/25	125	124,307
4.00%, 11/15/28	30	29,282
		$ 5,082,861
Special Tax Revenue — 5.8%
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 2.50%, 11/1/38(4)	$1,215	$ 1,215,000
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/34	2,500	2,807,629
		$ 4,022,629

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 5.2%
Hawaii, Highway Revenue, 5.00%, 1/1/29	$2,500	$ 2,537,637
Maryland Department of Transportation, 3.00%, 10/1/31	560	539,302
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/35	500	546,224
		$ 3,623,163
Water and Sewer — 5.2%
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/31	$1,000	$ 1,116,429
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,500	2,459,255
		$ 3,575,684
Total Tax-Exempt Municipal Obligations (identified cost $67,764,506)		$67,366,197

Short-Term Investments — 4.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(5)	3,036,723	$ 3,036,723
Total Short-Term Investments (identified cost $3,036,723)		$ 3,036,723
Total Investments — 101.9% (identified cost $70,801,229)		$70,402,920
Other Assets, Less Liabilities — (1.9)%		$(1,321,520)
Net Assets — 100.0%		$69,081,400
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2025.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2025.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2025.
At April 30, 2025, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	10.6%
Others, representing less than 10% individually	86.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2025, 2.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency was 1.4% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at April 30, 2025.
Affiliated Investments
At April 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $3,036,723, which represents 4.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,718,294	$10,186,761	$(11,868,332)	$ —	$ —	$3,036,723	$32,667	3,036,723
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$67,366,197	$ —	$67,366,197
Short-Term Investments	3,036,723	—	—	3,036,723
Total Investments	$3,036,723	$67,366,197	$ —	$70,402,920
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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